Vessels, net, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movement in Property, Plant and Equipment [Roll Forward]
Vessels' cost, beginning balance	$ 105,424	$ 247,327
Acquisitions and other vessels' costs	60,161
Vessels' disposals	(40,553)	(121,249)
Impairment charges	(31,031)	(20,654)
Vessels' cost, ending balance	94,001	105,424
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, beginning balance	(19,554)	(46,019)
Vessels' disposals	11,677	30,853
Depreciation	(3,253)	(4,388)
Accumulated depreciation, ending balance	(11,130)	(19,554)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels' net book value, beginning balance	85,870	201,308
Acquisitions and other vessels' costs	60,161
Vessels' disposals	(28,876)	(90,396)
Depreciation	(3,253)	(4,388)
Impairment charges	(31,031)	(20,654)
Vessel's net book value, ending balance	$ 82,871	$ 85,870